Provisions - Additional information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) property	Dec. 31, 2020 GBP (£) property	Dec. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Provisions	£ 2,157	£ 1,243	£ 535	£ 537
Number of leasehold properties subject to restore alterations | property		2	1
Provisions made during the year	891	£ 700
Leasehold property
Disclosure of other provisions [line items]
Provisions made during the year		200
Leasehold property
Disclosure of other provisions [line items]
Provisions made during the year		500
Restoration provisions
Disclosure of other provisions [line items]
Provisions	1,350	1,243		£ 537
Provisions made during the year	£ 84	£ 700